Leases - Lease Agreements (Table) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of quantitative information about right-of-use assets [line items]
Balance, period start	$ 7,275	$ 8,054	$ 8,621
Additions	1,105	0	225
Depreciation expense	(746)	(779)	(792)
Lease reassesment	369	0	0
Balance, period end	8,003	7,275	8,054
Land [member]
Disclosure of quantitative information about right-of-use assets [line items]
Balance, period start	6,780	6,929	7,078
Additions	0		0
Depreciation expense	(157)	(149)	(149)
Lease reassesment	369
Balance, period end	6,992	6,780	6,929
Buildings [member]
Disclosure of quantitative information about right-of-use assets [line items]
Balance, period start	495	1,125	1,543
Additions	1,105	0	225
Depreciation expense	(589)	(630)	(643)
Lease reassesment	0
Balance, period end	$ 1,011	$ 495	$ 1,125